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Institutional Class | WESTWOOD INCOME OPPORTUNITY FUND

THE ADVISORS' INNER CIRCLE FUND

Westwood Income Opportunity Fund

(the “Income Opportunity Fund”)

Westwood Quality SMidCap Fund

(the “Quality SMidCap Fund” and, together with the Income Opportunity Fund, the “Funds”)

Supplement dated April 22, 2021 to:

•	The A Class Shares Statutory Prospectus for the Income Opportunity Fund dated March 1, 2021 (the “A Class Prospectus”);
•	The C Class Shares Statutory Prospectus for the Income Opportunity Fund dated March 1, 2021 (the “C Class Prospectus”);
•	The Institutional Shares Statutory Prospectus for the Funds dated March 1, 2021 (the “Institutional Prospectus”);
•	The Ultra Shares Statutory Prospectus for the Quality SMidCap Fund dated March 1, 2021 (the “Ultra Shares Prospectus” and, together with the A Class Prospectus, C Class Prospectus and Institutional Prospectus, the “Statutory Prospectuses”); and
•	The following Summary Prospectuses for the Funds (together with the Statutory Prospectuses, the “Prospectuses”):

Fund		Summary Prospectuses
Income Opportunity Fund	o	A Class Shares Summary Prospectus, dated March 1, 2021 (the “Income Opportunity A Class Summary Prospectus”)
	o	C Class Shares Summary Prospectus, dated March 1, 2021 (the “Income Opportunity C Class Summary Prospectus”)
	o	Institutional Shares Summary Prospectus, dated March 1, 2021 (the “Income Opportunity Institutional Summary Prospectus”)
Quality SMidCap Fund	o	Institutional Shares Summary Prospectus, dated March 1, 2021 (the “Quality SMidCap Institutional Summary Prospectus”)
	o	Ultra Shares Summary Prospectus, dated March 1, 2021 (the “Quality SMidCap Ultra Shares Summary Prospectus”)

•	The Statement of Additional Information for the Funds dated March 1, 2021 (the “SAI”).

This supplement provides new and additional information beyond that contained in the Prospectuses and SAI and should be read in conjunction with the Prospectuses and SAI.

I.	The Prospectuses and the SAI are hereby amended and supplemented as follows to reflect a reduction in the maximum annual operating expense limit for the Income Opportunity Fund:

1.	The “Annual Fund Operating Expenses” and “Example” sections of the Income Opportunity Institutional Summary Prospectus and the corresponding section of the Institutional Prospectus are hereby deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional Class WESTWOOD INCOME OPPORTUNITY FUND Institutional Shares Income
Management Fees	0.75%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.89%	[1]
Less Fee Reductions and/or Expense Reimbursements	(0.05%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.84%
[1]	Westwood Management Corp. (the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Institutional Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.84% of the Fund’s Institutional Shares’ average daily net assets until April 30, 2022. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2022.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (including one year of capped expenses in each period). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class | WESTWOOD INCOME OPPORTUNITY FUND | Institutional Shares Income | USD ($)	86	279	488	1,091

A Class | WESTWOOD INCOME OPPORTUNITY FUND
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	A Class WESTWOOD INCOME OPPORTUNITY FUND A Class Shares
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.14%
Less Fee Reductions and/or Expense Reimbursements	(0.05%)	[1]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	1.09%
[1]	Westwood Management Corp. (the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for A Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.09% of the Fund’s A Class Shares’ average daily net assets until April 30, 2022. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 30, 2022.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (including one year of capped expenses in each period). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
A Class | WESTWOOD INCOME OPPORTUNITY FUND | A Class Shares | USD ($)	408	647	904	1,640

C Class | WESTWOOD INCOME OPPORTUNITY FUND
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	C Class WESTWOOD INCOME OPPORTUNITY FUND C Class Shares
Management Fees	0.75%
Distribution (12b-1) Fees	1.00%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	1.90%
Less Fee Reductions and/or Expense Reimbursements	(0.06%)	[1]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	1.84%
[1]	Westwood Management Corp. (the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for C Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.84% of the Fund’s C Class Shares’ average daily net assets until April 30, 2022. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 30, 2022.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (including one year of capped expenses in each period).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
C Class | WESTWOOD INCOME OPPORTUNITY FUND | C Class Shares | USD ($)	287	591	1,021	2,217

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
C Class | WESTWOOD INCOME OPPORTUNITY FUND | C Class Shares | USD ($)	187	591	1,021	2,217